As filed with the Securities and Exchange Commission on March 6, 2008
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2007

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================



Dear Shareholder:


We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. ("the Fund") for the year ended December 31, 2007.

As of December 31, 2007, the Fund had net assets of $292,765,490.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

/s/Michael P. Lydon



Michael P. Lydon
President






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
--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED)
================================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 through December 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account   Ending Account Value    Expenses Paid         Annualized
               Class A                   Value 07/01/07          12/31/07        During the period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00            $1,013.70              $4.26              0.84%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00            $1,020.97              $4.28              0.84%
  expenses)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
               Class B                 Beginning Account   Ending Account Value     Expenses Paid        Annualized
                                         Value 07/01/07          12/31/07        During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00            $1,014.80              $3.20              0.63%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00            $1,022.03              $3.21              0.63%
  expenses)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
           Advantage Shares            Beginning Account   Ending Account Value Expenses Paid            Annualized
                                         Value 07/01/07          12/31/07        During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00            $1,012.80               $5.17              1.02%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before            $1,000.00            $1,020.06               $5.19              1.02%
 expenses)
------------------------------------------------------------------------------------------------------------------------

*  Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (July 1, 2007 through December 31, 2007), multiplied by 184/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
 Put Bond (c) (1.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Plaquemines, LA Port, Harbor and Terminal District Port Facilities RB
             (Chevron Pipeline Company Project) - Series 1984                     09/01/08     3.85%  $ 5,000,000     P-1      A-1+
 ----------                                                                                           -----------
  5,000,000  Total Put Bond                                                                             5,000,000
 ----------                                                                                           -----------

Tax Exempt Commercial Paper (8.40%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000  California Imperial Irrigation District Revenue Warrants
             (Water System Projects) - Series A
             LOC Citibank, N.A.                                                   02/06/08     3.40%  $ 3,500,000     P-1      A-1+
  5,000,000  Contra Costa Transportation Authority Subordinate Sales Tax Revenue
             (Limited Tax Bonds) - Series A
             LOC Bank of America, N.A.                                            03/04/08     3.28     5,000,000     P-1      A-1+
  6,100,000  Port of Oakland, CA - Series E
             LOC BNP Paribas/Lloyds TSB Bank PLC                                  01/18/08     3.37     6,100,000     P-1      A-1+
  3,000,000  Regents of the University of California - Series A                   02/07/08     2.85     3,000,000     P-1      A-1+
  2,000,000  San Diego County, CA Regional Airport Authority
             (Subordinate Airport Revenue) - Series A
             LOC Lloyds TSB Bank PLC                                              01/10/08     3.47     2,000,000     P-1      A-1+
  5,000,000  Transmission Agency of Northern California
             (California-Oregon Transmission Project) - Series B
             LOC Westdeutsche Landesbank                                          03/05/08     3.12     5,000,000     P-1      A-1+
 ----------                                                                                           -----------
 24,600,000  Total Tax Exempt Commercial Paper                                                         24,600,000
 ----------                                                                                           -----------

Tax Exempt General Obligation Notes & Bonds (9.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  California Communities TRAN (City of Fresno) - Series 2007A-2        06/30/08     3.62%  $ 3,012,590    MIG-1     SP-1+
  4,500,000  City of Fremont (Alameda County), CA TRAN                            09/30/08     3.40     4,519,454              SP-1+
  4,000,000  City of Torrance, CA 2008 TRAN                                       07/02/08     3.69     4,015,623    MIG-1     SP-1+
  3,000,000  County of Kern, CA 2008TRAN                                          06/30/08     3.61     3,012,740              SP-1+
  3,000,000  County of Sacramento, CA 2007 TRAN - Series A                        07/09/08     3.66     3,012,764    MIG-1     SP-1+
  3,000,000  County of Santa Cruz, CA 2007/8 TRAN                                 07/11/08     3.65     3,012,893    MIG-1     SP-1+
  3,000,000  School Project for Utility Rate Reduction, CA 2007 RAN               10/10/08     3.40     3,019,050    MIG-1
  3,000,000  State of California 2008 RAN                                         06/30/08     3.37     3,009,177    MIG-1     SP-1+
 ----------                                                                                           -----------
 26,500,000  Total Tax Exempt General Obligation Notes & Bonds                                         26,614,291
 ----------                                                                                           -----------

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (79.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  ABN AMRO MuniTOPs Certificates Trust
             (California Non-AMT) Single Asset Series 2004-26 (Relating to Simi
             Valley UFSD, (Ventura County, CA) GO Election 2004, - Series 2004 A
             Insured by MBIA Insurance Corp.                                      08/01/12     3.44%  $ 3,000,000   VMIG-1
  5,000,000  ABN AMRO MuniTOPs Certificates Trust
             (California Non-AMT) Single Asset - Series 2003-2 (Relating to Sequoia
             Union High School District (San Mateo, CA) GO Election 2001, Series 2003
             Insured by MBIA Insurance Corp.                                      01/01/10     3.43     5,000,000   VMIG-1
  4,670,000  Alameda - Contra Costa, CA Schools Financing Authority
             (Capital Improvement Financing Project) - Series K
             LOC KBC Bank, N.V.                                                   08/01/32     3.36     4,670,000              A-1
  5,100,000  Association for Bay Area Government Finance Authority for
             Nonprofit Corporations (Valley Christian Schools) - Series 2003
             LOC Bank of America, N.A.                                            11/01/32     3.35     5,100,000   VMIG-1
  1,600,000  BB&T Municipal Trust Floater - Series 1004
             LOC Branch Bank & Trust                                              01/01/25     3.60     1,600,000   VMIG-1
 11,235,000  BB&T Municipal Trust Floater Certificates Series 2014 (California
             Educational Facilities Authority RB (Stanford University)) - Series T-1
             LOC Branch Bank & Trust                                              03/15/39     3.44    11,235,000   VMIG-1
    400,000  California Educational Facilities Authority RB
             (Stanford University) - Series S-4                                   11/01/50     3.15       400,000   VMIG-1     A-1+
  3,200,000  California HFA Home Mortgage RB - Series 2002M                       08/01/33     3.70     3,200,000   VMIG-1     A-1+
  2,600,000  California HFFA RB (Pooled Loan Program) - 1985 Series B
             Insured by FGIC                                                      10/01/10     3.45     2,600,000   VMIG-1     A-1+
    560,000  California HFFA RB (Adventist Hospital/West -
             Sutter Health Revolving Loan Pool) - Series 1991A
             LOC U.S. Bank, N.A.                                                  08/01/21     3.30       560,000   VMIG-1     A-1+
  6,835,000  California Housing Authority - County of Sacramento
             (The Cascades) - 2005 Issue D
             Collateralized by Federal National Mortgage Association              09/15/35     3.45     6,835,000              A-1+
    700,000  California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) 1996 - Series E
             LOC JPMorgan Chase Bank, N.A.                                        11/01/26     3.55       700,000              A-1+
    900,000  California PCFA Pollution Control Refunding RB
             (Pacific Gas and Electric Company) 1996 - Series C
             LOC JPMorgan Chase Bank, N.A.                                        11/01/26     3.45       900,000              A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000  California State Department of Water Resources
             Power Supply RB - Series 2002B-5
             LOC Bayerische Landesbank / Westdeutche Landesbank AG                05/01/22     3.52%  $   500,000   VMIG-1     A-1+
  4,000,000  California State Department of Water Resources
             Power Supply RB - Series C-2
             Insured by AMBAC Assurance Corporation                               05/01/22     3.35     4,000,000   VMIG-1     A-1+
 11,740,000  California State Department of Water Resources
             Power Supply RB - Series 2002C-15
             LOC Bank of Nova Scotia                                              05/01/22     3.30    11,740,000   VMIG-1     A-1+
  1,400,000  California State Department of Water Resources
             Power Supply RB - Series 2005F-5
             LOC Citibank, N.A.                                                   05/01/22     3.54     1,400,000   VMIG-1     A-1+
    650,000  California State Economic Recovery Bonds - Series 2004C-3            07/01/23     3.52       650,000   VMIG-1     A-1+
    400,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004A-2
             LOC Citibank/California State Teachers Retirement System             05/01/34     3.50       400,000   VMIG-1     A-1+
    500,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004A-5
             LOC Citibank/California State Teachers Retirement System             05/01/34     3.52       500,000   VMIG-1     A-1+
  1,600,000  California State GO Bonds Kindergarten University Public Education
             Facilities Bonds - Series 2004B-3
             LOC Citibank/State Street/National Australia Bank                    05/01/34     3.27     1,600,000   VMIG-1     A-1+
  8,000,000  California Statewide Communities Development Authority MHRB
             (Westgate Pasadena Apartment Project) - Series 2007G
             LOC Bank of America, N.A.                                            04/01/42     3.36     8,000,000   VMIG-1
  2,900,000  California Statewide Communities Development Authority
             (Chabad of California Project) - Series 2004
             LOC Comerica Bank                                                    12/01/24     3.33     2,900,000              A-1
  1,320,000  Carlsbad, CA MHRB
             (Santa Fe Ranch Apartments Project) - Series 1993A
             Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/16     3.33     1,320,000   VMIG-1
  4,425,000  Citigroup Global Markets ROC Trust II-R - Series 4566
             State of California GO Refunding Bonds
             Insured by AMBAC Assurance Corporation                               04/01/23     3.48     4,425,000   VMIG-1
  3,000,000  Citigroup Global Markets ROC Trust II-R - Series 8509
             (Los Angeles, CA Community College District
             (County of Los Angeles, CA) 2001 Election GO 2007 Series A)
             Insured by FGIC                                                      08/01/32     3.53     3,000,000              A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,800,000  Citigroup Global Markets ROC Trust II-R - Series 10018Z
             (Anaheim City School District (County of Orange, CA) GO
             Election of 2002 - Series 2007
             Insured by MBIA Insurance Corp.                                      08/01/31     3.49%  $ 2,800,000              A-1+
  4,255,000  Citigroup Global Markets ROC Trust II-R - Series 10161
             (San Diego UFSD 2004 GO Bonds(Election 1998 - Series F))
             Insured by FSA                                                       07/01/29     3.48     4,255,000              A-1+
  1,400,000  City of Pulaski and Giles County, TN RB
             (Martin Methodist College Program) - Series 2004
             LOC Amsouth Bank                                                     01/01/24     3.47     1,400,000   VMIG-1
  1,020,000  Colton, CA Redevelopment Agency 1985 Issue A
             LOC Federal Home Loan Bank                                           05/01/10     3.00     1,020,000              A-1+
    600,000  Connecticut State HEFA RB (Yale University) - Series T-1             07/01/29     3.47       600,000   VMIG-1     A-1+
    200,000  Connecticut State HEFA RB (Yale University) - Series V-2             07/01/36     3.55       200,000   VMIG-1     A-1+
    900,000  Connecticut State HEFA RB  (Yale University) - Series Y-3            07/01/35     3.55       900,000   VMIG-1     A-1+
  3,500,000  County of San Mateo, CA MHRB
             (Pacific Oaks Apartments Project) - Series 1987A
             LOC Wells Fargo Bank, N.A.                                           07/01/17     3.50     3,500,000   VMIG-1
  4,500,000  Fremont, CA COPs (1998 Family Resource Center Financing Project)
             LOC KBC Bank, N.V.                                                   08/01/28     3.35     4,500,000              A-1+
  3,000,000  Goldman Sachs Pool Trust Series 2004-B
             (Golden State Tobacco Securitization Corporation Series 2003-B)
             Insured by AMBAC Assurance Corporation                               06/01/28     3.45     3,000,000              A-1
  9,500,000  Goldman Sachs Pool Trust Series 2007-119G
             (Grantor Trust Receipts Series 2007-119G GT-1-2 State of California)
             LOC Goldman Sachs & Co.                                              12/01/37     3.42     9,500,000     P-1      A-1+
    400,000  Irvine, CA Improvement Bond Act - 1915
             Assessment District # 93-14
             LOC Bank of America, N. V.                                           09/02/25     3.50       400,000   VMIG-1     A-1+
  1,090,000  J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts Series 474
             County of Ventura, CA 2003 COPs (Public Finance Authority II)
             Insured by FSA                                                       08/15/11     3.44     1,090,000   VMIG-1
  6,345,000  J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts Series 1080B
             (Anaheim Public Financing Authority Distribution System RB) - Series 1999
             Insured by AMBAC Assurance Corporation                               10/01/13     3.57     6,345,000   VMIG-1

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   995,000  J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts Series 1435
             (Trustees of the California State University Systemwide RB)-Series 2005C
             Insured by MBIA Insurance Corporation                                11/01/13     3.44%  $   995,000              A-1
  1,000,000  J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts Series 1615Q
             (Golden State Tobacco Securitization Corporation) - Series 2005A
             Insured by FGIC                                                      06/01/13     3.44     1,000,000              A-1+
 10,000,000  J.P. Morgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2313T
             State of California GO Refunding Bonds                               02/01/15     3.62    10,000,000   VMIG-1
  1,700,000  King George County, VA IDA (Birchwood Power Partners, L.P. Projects)
             - Series 1995
             LOC Bank of Nova Scotia                                              11/01/25     3.81     1,700,000              A-1+
  5,275,000  Lake Elsinore Recreation Authority Revenue Refunding bonds
             (Public Facilities Project) - Series 2000A
             Guaranteed by California State Teachers Retirement System            02/01/32     3.35     5,275,000              A-1+
  3,020,000  Lehman Municipal Trust Receipts Floater Trust Receipts 2005 K5
             State of California GO Refunding Bonds
             Insured by AMBAC Assurance Corporation                               03/01/22     3.66     3,020,000   VMIG-1     A-1+
  6,350,000  Lehman Municipal Trust Receipts Floater Trust Receipts 2006 K54
             (Harbor Department of the City of Los Angeles, CA RB
             2006 - Series D)
             Insured by MBIA Insurance Corporation                                08/01/26     3.63     6,350,000              A-1
  8,200,000  Lehman Municipal Trust Receipts Floater Trust Receipts 2007 P68W
             (Department of Veterans Affairs of the State of California
             Home Purchase RB Series 2007A                                        12/01/32     3.58     8,200,000   VMIG-1
  5,000,000  Los Angeles, CA
             (Department of Water and Power System) - Series 2002 A-6             07/01/35     3.28     5,000,000   VMIG-1     A-1+
  3,300,000  Los Angeles, CA Housing Authority MHRB
             (Malibu Meadows Project) - Series 1998B
             Collateralized by Federal National Mortgage Association              04/15/28     3.33     3,300,000              A-1+
  1,000,000  Metropolitian Transportation Authority, NY - Series 2005E-1
             LOC Fortis Bank S.A./N.V.                                            11/01/35     3.37     1,000,000   VMIG-1     A-1+
  1,500,000  Metropolitian Water District of Southern California - Series B-1     07/01/35     3.27     1,500,000   VMIG-1     A-1+
  6,400,000  Morgan Stanley & Co., Inc. Floaters Certificates Series 2006-1436
             (Golden State Tobacco Securitization Corporation) - Series 2005A
             Insured by FGIC                                                      06/01/38     3.68     6,400,000              A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,040,000  Morgan Stanley & Co., Inc. Floaters Certificates Series 2006-2168
             (Rancho Santiago Community College District (Orange County, CA)
             GO Election of 2002 Series C)
             Insured by FSA                                                       09/01/27     3.47%  $ 6,040,000              A-1+
  2,795,000  Morgan Stanley & Co., Inc. Floaters Certificates Series 2006-2172
             (Placer Union High School District (Placer County, CA)
             Election of 1999 GO Series C)
             Insured by FSA                                                       08/01/32     3.47     2,795,000              A-1+
  2,100,000  Oakland-Alameda County Colliseum Authority, CA
             (Oakland Colliseaum Project) - Series C-1
             LOC Bank of America/California State Teachers Retirement System      02/01/25     3.36     2,100,000   VMIG-1     A-1+
    900,000  Ontario,CA IDA IDRB(LD Brinkman & Co.- West Coast Porject)-Series 1985
             LOC Bank of America, N.A.                                            04/01/15     3.55       900,000     P-1
  1,000,000  Orange County, CA Sanitation District COP - Series 2006              02/01/36     3.50     1,000,000   VMIG-1     A-1+
  1,000,000  Palm Beach County, FL RB - Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust                                                   05/01/25     3.35     1,000,000              A-1+
    775,000  Richardson Independent School District, Dallas County, TX
             Unlimited Tax School Building Bonds - Series 2000
             Guaranteed by Texas Permanent School Fund                            02/15/24     3.42       775,000   VMIG-1     A-1+
  1,900,000  Riverside County, CA 1985 COPs (ACES) Type One Series A
             LOC State Street Bank & Trust                                        12/01/15     3.36     1,900,000   VMIG-1     A-1+
  5,300,000  Sacramento County, CA  1990 COPs
             (Administration Center and Court House Project)
             LOC Bayerische Landesbank                                            06/01/20     3.35     5,300,000   VMIG-1     A-1+
  3,095,000  Sacramento County, CA Multifamily Mortgage RB
             (Smoketree Apartments) - Series 1990A
             Collateralized by Federal National Mortgage Association              04/15/10     3.28     3,095,000              A-1+
  2,700,000  San Diego, CA COPs (San Diego Museum of Art)
             LOC Allied Irish Banks PLC                                           09/01/30     3.35     2,700,000   VMIG-1
  5,500,000  San Francisco, CA Redevelopment Agency of City & County
             (Filmore Center) - Series A1
             Guaranteed by Federal Home Loan Mortgage Corporation                 12/01/17     3.39     5,500,000              A-1+
  2,675,000  Santa Clara County, CA MHRB
             (Grove Garden Apartments) - Series 1997A
             Collateralized by Federal National Mortgage Association              02/15/27     3.33     2,675,000              A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(c)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   800,000  Santa Ana, CA Health Facility RB
             (Town and Country Manor Project) - Series 1990
             LOC BNP Paribas                                                      10/01/20     3.55%  $   800,000              A-1
  1,000,000  Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
             Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/10     3.33     1,000,000              A-1+
    100,000  Societe Generale Municipal Securities Trust Receipts - Series SGB7
            (State of California Various Purpose GO Refunding Bonds)
             Insured by FGIC                                                      09/01/21     3.52       100,000              A-1+
  2,000,000  Southern California Public Power Authority
             (Southern Transmission Project) - Series 2000A
             Insured by FSA                                                       07/01/23     3.28     2,000,000   VMIG-1     A-1+
  5,000,000  UBS Municipal CRVS - Series 2007-43
             State of California Various Purpose GO                               11/01/15     3.57     5,000,000              A-1
  2,000,000  TOCs (TICs/TOCs Trust - Series 2001-2) Relating to Puerto Rico
             Public Improvement GO - Series 2001
             Insured by FSA                                                       07/01/19     3.43     2,000,000              A-1+
  1,800,000  Vallejo, CA Housing Authority MHRB
             (Crow Western Project Phase II) - Series 1985C
             LOC Bank of America, N. A.                                           01/01/08     3.59     1,800,000   VMIG-1
  3,570,000  Vallejo, CA Public Financing Authority
             (Golf Course Facilities Financing Project) - Series 2001
             LOC Union Bank of California, N.A.                                   06/01/40     3.39     3,570,000              A-1+
 ----------                                                                                          ------------
231,535,000  Total Variable Rate Demand Instruments                                                   231,535,000
 ----------                                                                                          ------------

Variable Rate Demand Instruments - Private Placements (d) (0.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,455,000  Redevelopment Agency of the City of Morgan Hill
             (Kent Trust Project) - Series 1984B
             LOC Wells Fargo Bank, N.A.                                           12/01/14     3.63%  $ 1,455,000     P-1      A-1
    365,000  Redevelopment Agency of the City of Morgan Hill
             (Nob Hill Venture Investments) - Series 1984
             LOC Wells Fargo Bank, N.A.                                           12/01/09     3.63       365,000     P-1      A-1+
 ----------                                                                                          ------------
  1,820,000  Total Variable Rate Demand Instruments - Private Placements                                1,820,000
 ----------                                                                                          ------------
             Total Investments (98.91%) (cost $289,569,291+)                                          289,569,291
             Cash and Other Assets, Net of Liabilities (1.09%)                                          3,196,199
                                                                                                     ------------
             Net Assets (100.00%)                                                                    $292,765,490
                                                                                                     ============

                +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007
================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   ACES    =    Adjustable Convertible Extendible Securities  LOC      =   Letter of Credit
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   CRVS    =    Custodial Residual and Variable Securities    PCFA     =   Pollution Control Finance Authority
   FGIC    =    Financial Guaranty Insurance Company          RAN      =   Revenue Anticipation Notes
   FSA     =    Financial Security Assurance                  RB       =   Revenue Bond
   GO      =    General Obligation                            ROC      =   Reset Option Certificates
   HEFA    =    Health and Education Facilities Authority     TIC      =   Trust Inverse Certificates
   HFA     =    Housing Finance Agency                        TOC      =   Tender Option Certificates
   HFFA    =    Health Facility Finance Authority             TOP      =   Tender Option Puts
   IDA     =    Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Notes
   IDRB    =    Industrial Development Revenue Bond           UFSD     =   Unified School District

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
DECEMBER 31, 2007
================================================================================

-------------------------- ---------------------------- -------------------------------
         States                       Value                     % of Portfolio
-------------------------- ---------------------------- -------------------------------
California                          $273,394,291                     94.41%
Connecticut                            1,700,000                      0.59
Florida                                1,000,000                      0.35
Louisiana                              5,000,000                      1.72
New York                               1,000,000                      0.35
Puerto Rico                            2,000,000                      0.69
Tennessee                              1,400,000                      0.48
Texas                                    775,000                      0.27
Virginia                               1,700,000                      0.59
Multi-State                            1,600,000                      0.55
-------------------------- ---------------------------- -------------------------------
-------------------------- ---------------------------- -------------------------------
Total                               $289,569,291                   100.00%
-------------------------- ---------------------------- -------------------------------




















--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   289,569,291
   Cash.................................................................................            1,594,839
   Accrued interest receivable..........................................................            1,907,409
   Prepaid expenses.....................................................................                9,400
                                                                                              ---------------
         Total assets...................................................................          293,080,939
                                                                                              ===============

LIABILITIES
   Payable to affiliates*...............................................................              169,269
   Accrued expenses.....................................................................              114,212
   Dividends payable....................................................................               31,898
   Other payable........................................................................                   70
                                                                                               ---------------
         Total liabilities..............................................................              315,449
                                                                                              ---------------
   Net assets...........................................................................      $   292,765,490
                                                                                              ===============


SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)..............................      $   292,835,281
   Accumulated net realized loss........................................................              (70,215)
   Accumulated undistributed net investment income......................................                  424
                                                                                              ---------------
   Net assets...........................................................................      $   292,765,490
                                                                                              ===============

Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $218,833,513            218,885,680                 $1.00
Class B Shares..............................        $19,008,106             19,012,637                 $1.00
Advantage Shares............................        $54,923,871             54,936,964                 $1.00

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007
================================================================================

INVESTMENT INCOME
Income:
  Interest................................................................................     $    9,221,047
                                                                                               --------------
Expenses: (Note 2)
   Investment management fee..............................................................            775,461
   Administration fee.....................................................................            542,823
   Distribution fee (Advantage shares)....................................................            227,112
   Shareholder servicing fee (Class A shares).............................................            376,124
   Shareholder servicing fee (Advantage shares)...........................................            126,173
   Custodian expenses.....................................................................             15,648
   Shareholder servicing and related shareholder expenses+................................            161,347
   Legal, compliance and filing fees......................................................             82,510
   Audit and accounting...................................................................            107,547
   Directors' fees and expenses...........................................................             23,820
  Miscellaneous..........................................................................              9,454
                                                                                               ---------------
     Total expenses.......................................................................          2,448,019
     Less: Expenses paid indirectly (Note 2)..............................................             (1,009)
           Fees waived (Note 2)...........................................................           (152,156)
                                                                                               --------------
     Net expenses.........................................................................          2,294,854
                                                                                               --------------
Net investment income.....................................................................          6,926,193

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................             68,649
                                                                                               --------------
Increase in net assets from operations....................................................     $    6,994,842
                                                                                               ==============

+  Includes class specific transfer agency expenses of $112,835 and $8,479 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006
================================================================================

                                                                                2007                         2006
                                                                      ----------------            -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $      6,926,193            $       5,705,074
     Net realized gain on investments...........................                68,649                      174,331
                                                                      ----------------            -----------------
     Increase in net assets from operations.....................             6,994,842                    5,879,405



Dividends to shareholders from net investment income:*
     Class A shares.............................................            (5,059,844)                  (4,178,539)
     Class B shares.............................................              (582,885)                    (546,385)
     Advantage shares...........................................            (1,285,424)                  (1,052,941)
                                                                      ----------------            -----------------
     Total dividend to shareholders.............................            (6,928,153)                  (5,777,865)

Capital share transactions (Note 3):
     Class A shares.............................................            51,792,677                   (5,552,763)
     Class B shares.............................................               563,029                   (2,234,051)
     Advantage shares...........................................            (1,527,444)                   8,416,046
                                                                      ----------------            -----------------
     Total capital share transactions...........................            50,828,262                      629,232
                                                                      ----------------            -----------------
     Total increase (decrease)..................................            50,894,951                      730,772

Net assets:
     Beginning of year..........................................           241,870,539                  241,139,767
                                                                      ----------------            -----------------
     End of year................................................      $    292,765,490            $     241,870,539
                                                                      ================            =================

Undistributed net investment income.............................      $            424            $           2,384
                                                                      ================            =================

      * Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -

     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

  d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (Continued)

  f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under   the  Investment    Management   Contract,  the Fund  pays an  investment
management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to 0.20% of the average daily net assets with respect to the Class A shares and a service fee of 0.25% with respect to the Advantage shares. In addition, the Distributor receives 0.45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended December 31, 2007, the following fees were voluntarily waived by the Distributor:

Distribution fees - Advantage shares......................   $  152,156
                                                             ==========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $12,000, payable quarterly and the Audit Committee Chairman each receives an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included   in the  Statement    of   Operations  under the caption  "Shareholder
servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund. For the year ended December 31, 2007 these fees amounted to:

                                                 Amount                %
                                                --------               -----
 Class A shares.............................     $93,939               0.05%
 Class B Shares.............................       9,974               0.05%
                                                ========
 Total Transfer Agency Fees.................    $103,913
                                                ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Compensating Balance Arrangement and Other Transactions

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, effective November 1, 2006, with the California Daily Tax Free Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On December 31, 2007, the cash balance was $1,418,814.

For the year ended December 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses.....................................   $    1,009
                                                             ==========

4. Capital Stock

At December 31, 2007,   20,000,000,000 shares   of $.001 par value    stock were
authorized.   Transactions   in   capital stock, all at $1.00 per share, were as

follows:

                                                     Year                               Year
                                                     Ended                              Ended
Class A shares                                 December 31, 2007                  December 31, 2006
                                               -----------------                  -----------------
Sold......................................       1,040,346,358                        651,082,674
Issued on reinvestment of dividends.......           4,345,574                          3,500,123
Redeemed..................................        (992,899,255)                      (660,135,560)
                                                 -------------                      -------------
Net increase (decrease)...................          51,792,677                         (5,552,763)
                                                 =============                      =============
Class B shares
Sold......................................         116,632,797                        127,070,819
Issued on reinvestment of dividends.......             582,503                            545,931
Redeemed..................................       (116,652,271)                       (129,850,801)
                                                 -------------                      -------------
Net increase (decrease)...................             563,029                         (2,234,051)
                                                 =============                      =============
Advantage shares
Sold......................................         177,699,133                        168,525,381
Issued on reinvestment of dividends.......           1,282,794                          1,049,882
Redeemed..................................        (180,509,371)                      (161,159,217)
                                                 -------------                      -------------
Net increase (decrease)...................          (1,527,444)                         8,416,046
                                                 =============                      =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 79% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Tax Information

The tax character of all distributions paid during the years ended December 31, 2007 and 2006 were tax-exempt income.

During the year ended December 31,2007, the Fund utilized $68,649 of its carried forward capital losses.

 At December 31, 2007, the Fund had for federal   income tax   purposes, capital
losses of $70,215, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31,2007, the undistributed tax-exempt income for income tax purposes amounted to $424.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") . FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. New Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

8. Financial Highlights

                                                               Years Ended December 31,
                                                  ---------------------------------------------------------
Class A shares                                      2007        2006         2005         2004         2003
--------------                                    -------     -------      -------      -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   -------      -------      -------      -------     -------
Income from investment operations:
    Net investment income.................           0.027        0.024        0.015       0.003        0.002
    Net realized and unrealized gain (loss)
      on investments......................           0.000        0.000        0.000       0.000        0.000
                                                   -------      -------      -------      -------     -------
    Total from investment operations......           0.027        0.022        0.010       0.001        0.003
                                                   -------      -------      -------      -------     -------
Less distributions from:
    Dividends from net investment income..          (0.027)      (0.024)      (0.015)     (0.003)      (0.002)
    Net realized gains on investments.....          ( --  )      ( --  )      ( --  )     ( --  )      ( --  )
                                                   -------      -------      -------      -------     -------
    Total Distributions...................          (0.027)      (0.024)      (0.015)     (0.003)      (0.002)
                                                   -------      -------      -------      -------     -------
Net asset value, end of year..............         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                   =======      =======      =======      =======     =======
Total Return..............................           2.72%        2.45%        1.50%        0.33%        0.17%
Ratios/Supplemental Data
Net assets, end of year (000's)...........      $ 218,833     $166,999     $ 172,476    $ 182,770    $ 163,675
Ratios to average net assets:
  Expenses (net of fees waived) (a).......           0.88%        0.91%        0.88%        0.88%        0.84%
  Net investment income...................           2.69%        2.40%        1.44%        0.35%        0.19%
  Management and/or administration fees waived        --           --           --          0.02%        0.04%
  Shareholder servicing fees waived.......            --           --           --          0.00%        0.02%
  Expenses paid indirectly................           0.00%         --           0.00%       0.00%        0.00%

(a)      Includes expenses paid indirectly if applicable.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


8. Financial Highlights (continued)


                                                               Years Ended December 31,
                                                  ---------------------------------------------------------
Class B shares                                      2007        2006         2005         2004         2003
--------------                                    -------     -------      -------      -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   -------      -------      -------      -------     -------
Income from investment operations:
    Net investment income.................           0.029        0.026        0.017        0.005       0.004
    Net realized and unrealized gain (loss)
      on investments......................           0.000        0.000        0.000        0.000       0.000
                                                   -------      -------      -------      -------     -------
    Total from investment operations......           0.029        0.026        0.017        0.005       0.004
                                                   -------      -------      -------      -------     -------
Less distributions from:
    Dividends from net investment income..          (0.029)      (0.026)      (0.017)      (0.005)     (0.004)
    Net realized gains on investments.....          ( --  )      ( --  )      ( --  )      ( --  )     ( --  )
                                                   -------      -------      -------      -------     -------
    Total Distributions...................          (0.029)      (0.026)      (0.017)      (0.005)     (0.004)
                                                   -------      -------      -------      -------     -------
Net asset value, end of year..............         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   =======      =======      =======      =======     =======
Total Return..............................           2.95%        2.66%        1.68%        0.52%       0.39%
Ratios/Supplemental Data
Net assets, end of year (000's)...........        $ 19,008     $ 18,439     $ 20,663     $ 24,030    $ 15,526
Ratios to average net assets:
  Expenses (net of fees waived) (a).......           0.67%        0.71%        0.71%        0.69%       0.63%
  Net investment income...................           2.92%        2.60%        1.58%        0.58%       0.39%
  Management and/or administration fees waived        --           --           --          0.02%       0.04%
  Expenses paid indirectly................           0.00%         --          0.00%        0.00%       0.00%

(a)      Includes expenses paid indirectly if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
8. Financial Highlights (continued)


                                                               Years Ended December 31,
                                                  ---------------------------------------------------------
Advantage shares                                    2007        2006         2005         2004         2003
----------------                                  -------     -------      -------      -------      -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   -------      -------      -------      -------     -------
Income from investment operations:
    Net investment income.................           0.026        0.023        0.014        0.003       0.002
    Net realized and unrealized gain (loss)
      on investments......................           0.000        0.000        0.000        0.000       0.000
                                                   -------      -------      -------      -------     -------
    Total from investment operations......           0.026        0.023        0.014        0.003       0.002
                                                   -------      -------      -------      -------     -------
Less distributions from:
    Dividends from net investment income..         (0.026)       (0.023)      (0.014)      (0.003)     (0.002)
    Net realized gains on investments.....         ( --  )       ( --  )      ( --  )      ( --  )     ( --  )
                                                   -------      -------      -------      -------     -------
    Total Distributions...................         (0.026)       (0.023)      (0.014)      (0.003)     (0.002)
                                                   -------      -------      -------      -------     -------
Net asset value, end of year..............         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
                                                   =======      =======      =======      =======     =======
Total Return..............................           2.58%        2.34%        1.38%        0.31%        0.17%
Ratios/Supplemental Data
Net assets, end of year (000's)...........        $ 54,924     $ 48,001     $ 34,387     $ 34,997     $ 49,822
Ratios to average net assets:
  Expenses (net of fees waived) (a).......           1.02%        1.02%        1.00%        0.90%        0.84%
  Net investment income...................           2.55%        2.28%        1.34%        0.31%        0.19%
  Management and/or administration fees waived        --           --           --          0.02%        0.04%
  Distribution fees waived................           0.30%        0.34%        0.35%        0.43%        0.46%
  Expenses paid indirectly................           0.00%         --          0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Board of Directors and Shareholders of California Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 26, 2008








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS

The tax character of all distributions paid during the years ended December 31, 2007 and 2006 were tax-exempt income.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 14, 2007, the Board of Directors approved the continuance of the Investment Management Contract.

In    determining   whether to approve  the    continuance   of  the  Investment
Management  Contract,  the  Directors  considered  the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on its direct experience with the Manager and in consultation with counsel to the disinterested Directors and fund counsel. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     2)  The performance of the Fund and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended June 30, 2007. The Performance Peer Groups were comprised of: (i) the Corporation and eight other California tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and three other retail California tax-exempt money market funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other California tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the
Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In reviewing the Corporation's performance, the Board noted that the Corporation has generally underperformed its Performance Peer Groups for all time periods, except the one-month time period. At the same time, the Board considered that the difference between the best and worst performing Funds in the Performance Peer Groups for all time periods was small and that the difference in the performance of the Corporation and the best performing Corporation in the Performance Peer Groups was in many cases even smaller. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors and involved greater concentration in California securities than many funds in the Performance Peer Groups. The Board discussed performance with the Manager and the importance of the Manager's conservative investment strategy.

In connection with its assessment of the overall performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

    3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Board''s consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Corporation and eight other California tax- exempt money market funds, as classified by Lipper, (ii) the Corporation and three other California tax-exempt money market funds that are considered by the Manager to be competitors of the Corporation with similar distribution channels, and (iii) the Corporation and all other California tax-exempt money market funds in the Lipper universe (excluding outliers). The Board also considered comparative total fund expenses of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Expense Peer Groups. The Manager further discussed the differences between the Corporation and some of the comparable funds provided, noting that investment advisors for certain of the comparable funds manage in house money. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Corporation shareholders through certain Participating Organizations). The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

    4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board's consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)    Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

 Based on a consideration of all these factors in their totality, the Board, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                         December 31, 2007(1)

---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------

                      Position(s) Term of Office        Principal Occupation(s)           Number of           Other
  Name, Address(2),    Held with    and Length of              During Past               Portfolios in     Directorships
       and Age            Fund     Time Served(3)                5 Years                 Fund Complex         held by
                                                                                          Overseen by         Director
                                                                                           Director
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
-------------------------- ------- ---------------- ----------------------------------- ---------------- -----------------
Disinterested Directors:
-------------------------- ------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 Albert R. Dowden,       Director    Since 2006     Corporate Director/Trustee for      Director/Trustee Director/Trustee
 Age 66                                             Annuity & Life Re (Holdings)        of seven          for Annuity &
                                                    Ltd., Boss Group, Ltd.,             portfolios           Life Re
                                                    Homeowners of American Holding                          (Holdings)
                                                    Corporation, AIM Funds and                              Ltd., Boss
                                                    CompuDyne Corporation.                                 Group, Ltd.,
                                                                                                          Homeowners of
                                                                                                         America Holding
                                                                                                           Corporation,
                                                                                                          AIM Funds and
                                                                                                            CompuDyne
                                                                                                           Corporation.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 Carl Frischling,        Director    Since 2006     Partner of Kramer Levin Naftalis    Director/Trustee Director of AIM
 Esq.,                                              & Frankel LLP ( a law firm) with    of seven              Funds.
 Age 70                                             which he has been associated with   portfolios
                                                    since 1994.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 Edward A. Kuczmarski,   Director    Since 2006     Certified Public Accountant and     Director/Trustee  Trustee of the
 Age 58                                             Partner of Hays & Company LLP       of eleven         Empire Builder
                                                    since 1980.                         portfolios        Tax Free Bond
                                                                                                             Fund and
                                                                                                         Director of ISI
                                                                                                              Funds.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 William Lerner, Esq.,   Director    Since 2006     Self-employed consultant to         Director/Trustee Director of MTM
 Age 71                                             business entities and               of seven          Technologies,
                                                    entrepreneurs for corporate         portfolios        Inc. and Coach
                                                    governance and corporate                                Industries
                                                    secretarial services.                                  Group, Inc.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 Dr. W. Giles Mellon,    Director    Since 1987     Professor Emeritus of Business      Director/Trustee       N/A
 Age 76                                             Administration in the Graduate      of ten
                                                    School of Management, Rutgers       portfolios
                                                    University with which he has been
                                                    associated with since 1966.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 James L. Schultz,       Director    Since 2006     Self-employed as a consultant.      Director/Trustee   Director of
 Age 71                                                                                 of seven             Computer
                                                                                        portfolios        Research, Inc.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                  Directors and Officers Information
                                                         December 31, 2007(1)

---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------

                       Position(s) Term of Office        Principal Occupation(s)           Number of           Other
  Name, Address(2),    Held with    and Length of              During Past               Portfolios in     Directorships
       and Age            Fund     Time Served(3)                5 Years                 Fund Complex         held by
                                                                                          Overseen by         Director
                                                                                           Director
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
Disinterested Directors (continued):
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 Robert Straniere,      Director     Since 1987     Owner, Straniere Law Firm since     Director/Trustee   Director of
 Esq., Age 66                                       1980, NYS Assemblyman from 1981 to  of ten             Sparx Japan
                                                    2004. Partner, Hantor-Davidoff law  portfolios            Funds
                                                    firm since May, 2006. Partner,
                                                    Gotham Global Group since June,
                                                    2005. President, NYC Hot Dog Co.,
                                                    since November, 2005. Counsel at
                                                    Fisher & Fisher from 1995 to 2006.
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------
 Dr. Yung Wong,         Director     Since 1987     Managing Director of Abacus         Director/Trustee       N/A
 Age 69                                             Associates, an investment firm,     of ten
                                                    since 1996.                         portfolios
---------------------- ----------- ---------------- ----------------------------------- ---------------- -----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                            Directors and Officers Information (continued)
                                                         December 31, 2007(1)
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------

                        Position(s)   Term of Office        Principal Occupation(s)            Number of           Other
 Name, Address(2),      Held with    and Length of               During Past                Portfolios in     Directorships
      and Age             Fund       Time Served(3)                5 Years                   Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
--------------------- --------------- ------------- ------------------------------------ ------------------- ------------
--------------------- --------------- ------------- ------------------------------------- ------------------- ------------
Interested Directors/Officers
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
Steven W. Duff,        Director(4)     Since 1994    President and Chief Executive        Director/Trustee       None
Age 54                                               Officer of Reich & Tang Asset        of ten portfolios
                        President     1994 to 2007   Management, LLC ("RTAM, LLC"), a
                      and Director                   registered Investment Advisor and
                                                     Chief Investment Officer of the
                                                     Mutual Funds Division of RTAM,
                                                     LLC.  Associated with RTAM, LLC
                                                     since 1994.  Mr. Duff is also
                                                     Director/Trustee of six other funds
                                                     in the Reich & Tang Fund Complex.
                                                     Prior to December 2007 Mr. Duff was
                                                     President of the Fund and
                                                     President  of eight other funds in
                                                     the Reich & Tang Fund Complex,
                                                     Principal Executive Officer of
                                                     Delafield Fund, Inc., and President
                                                     and Chief Executive Officer of Tax
                                                     Exempt Proceeds Fund, Inc. Mr. Duff
                                                     also serves as a Director of Reich
                                                     & Tang Services, Inc. and Director,
                                                     Chief Executive Officer and
                                                     President of Reich & Tang
                                                     Distributors, Inc.
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
Michael P. Lydon,       President      Since 2007    President and Chief Executive               N/A              N/A
Age 44                     and                       Officer of the Mutual Funds
                       Director(4)                   division of RTAM, LLC and
                                      2005 - 2007    Executive Vice President of RTAM,
                          Vice                       LLC.  Associated with RTAM, LLC
                        President                    since January 2005.  Mr. Lydon was
                                                     Vice President at Automatic Data
                                                     Processing from July 2000 to
                                                     December 2004.  Mr. Lydon is also
                                                     President and Director of four
                                                     other funds in the Reich & Tang
                                                     Fund Complex, President to New
                                                     York Daily Tax Free Income Fund,
                                                     Inc., Director of PAX World Money
                                                     Market Fund, Inc., Principal
                                                     Executive Officer of Delafield
                                                     Fund, Inc., and President and
                                                     Chief Executive Officer of Tax
                                                     Exempt Proceeds Fund, Inc.  Mr.
                                                     Lydon also serves as President and
                                                     Chief Executive Officer for Reich
                                                     & Tang Services, Inc.  Prior to
                                                     2007, Mr. Lydon was Vice President
                                                     of eleven other Funds in the Reich
                                                     & Tang Fund Complex.
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information (continued)
                                                         December 31, 2007(1)
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------

                       Position(s)    Term of Office         Principal Occupation(s)           Number of           Other
 Name, Address(2),     Held with     and Length of                During Past               Portfolios in     Directorships
      and Age            Fund        Time Served(3)                 5 Years                  Fund Complex        held by
                                                                                             Overseen by        Director
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
Interested Directors/Officers (continued):
--------------------- -------------- --------------- ------------------------------------ ------------------- ------------
Christopher Brancazio,   Chief         Since 2007       Vice President, Chief                    N/A              N/A
Age 42                Compliance                        Compliance Officer and AML
                        Officer                         Officer of RTAM, LLC since
                                                        September 2007. Mr. Brancazio
                                                        is also Chief Compliance
                                                        Officer of eight other funds in
                                                        the Reich & Tang Fund Complex.
                                                        From February 2007 to August
                                                        2007, Mr. Brancazio was a
                                                        Compliance Officer at Bank of
                                                        New York Asset Management.
                                                        From March 2002 to February
                                                        2007 Mr. Brancazio served as
                                                        Vice President, Chief
                                                        Compliance Officer, and AML
                                                        Officer of Trainer Wortham &
                                                        Co. Inc., and the Trainer
                                                        Wortham Mutual Funds.  Mr.
                                                        Brancazio also serves as Vice
                                                        President, Chief Compliance
                                                        Officer and AML Officer of
                                                        Reich & Tang Services, Inc. and
                                                        Reich & Tang Distributors, Inc.
--------------------- ------------ ------------------- ---------------------------------- ------------------- ------------
--------------------- ------------ ------------------- ---------------------------------- ------------------- ------------
Richard De Sanctis,      Vice          Since 2005      Chief Financial Officer and               N/A              N/A
Age 51                 President                       Executive Vice President of RTAM
                                                       LLC.  Associated with RTAM, LLC
                       Treasurer                       since 1990.  Mr. De Sanctis is
                          and         1992 to 2004     Vice President of eight other
                       Assistant                       funds in the Reich & Tang Fund
                       Secretary                       Complex, and serves as Executive
                                                       Vice President and Chief
                                                       Financial Officer of Reich & Tang
                                                       Services, Inc. and Reich & Tang
                                                       Distributors, Inc.  Prior to
                                                       December 2004, Mr. De Sanctis was
                                                       Treasurer and Assistant Secretary
                                                       of eleven funds in the Reich &
                                                       Tang Fund Complex and Vice
                                                       President, Treasurer and
                                                       Assistant Secretary of Cortland
                                                       Trust, Inc.
--------------------- ------------ ------------------- ---------------------------------- ------------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                            Directors and Officers Information (continued)
                                                         December 31, 2007(1)
------------------ -------------- -----=------------- ---------------------------------- ------------------- --------------
                     Position(s)     Term of Office          Principal Occupation(s)           Number of           Other
Name, Address(2),    Held with       and Length of                During Past               Portfolios in     Directorships
     and Age            Fund        Time Served(3)                  5 Years                  Fund Complex        held by
                                                                                             Overseen by        Director
------------------ -------------- -----=------------- ---------------------------------- ------------------- --------------
------------------ -------------- -----=------------- ---------------------------------- ------------------- --------------

Interested Directors/Officers (continued):
------------------ -------------- -----=------------- ---------------------------------- ------------------- --------------

Christine Manna,     Secretary        Since 2007       Vice President and Secretary of           N/A              N/A
Age 37                                                 RTAM, LLC. Ms. Manna is also
                                                       Secretary of eight other funds
                                                       in the Reich & Tang Complex. Ms.
                                                       Manna has been associated with
                                                       RTAM, LLC and its predecessors
                                                       since June 1995. Ms. Manna is
                                                       also a Vice President of Reich &
                                                       Tang Services, Inc. and Reich &
                                                       Tang Distributors, Inc.
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Dana E. Messina,        Vice          Since 1989       Executive Vice President of               N/A              N/A
Age 51               President                         RTAM, LLC.  Associated with
                                                       RTAM, LLC since 1980.  Ms.
                                                       Messina is also Vice President
                                                       of six other funds in the Reich
                                                       & Tang Fund Complex.  Ms.
                                                       Messina also serves as Executive
                                                       Vice President of Reich & Tang
                                                       Distributors, Inc.
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Anthony Pace,        Treasurer        Since 2004       Vice President of RTAM, LLC               N/A              N/A
Age 42                  and                            since September 2004.  Mr. Pace
                     Assistant                         was a Director of a Client
                     Secretary                         Service Group at GlobeOp
                                                       Financial Services, Inc. from
                                                       May 2002 to August 2004 and
                                                       Controller/Director of Mutual
                                                       Fund Administration for Smith
                                                       Barney Funds Management LLC and
                                                       Salomon Brothers Asset
                                                       Management Inc. from 1998 to May
                                                       2002.  Mr. Pace is also
                                                       Treasurer and Assistant
                                                       Secretary of eight other funds
                                                       in the Reich & Tang Fund Complex.
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information (continued)
                                                         December 31, 2007(1)
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
                     Position(s)     Term of Office          Principal Occupation(s)           Number of           Other
Name, Address(2),    Held with       and Length of                During Past               Portfolios in     Directorships
     and Age            Fund        Time Served(3)                  5 Years                  Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Interested Directors/Officers (continued):
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------
Robert Rickard,         Vice          Since 2007       Senior Vice President of RTAM             N/A              N/A
Age 38               President                         LLC. Associated with RTAM, LLC
                                                       since December 1991. Mr. Rickard
                                                       is also Vice President of eight
                                                       other funds in the Reich & Tang
                                                       Fund Complex.
------------------- ------------- -------------------- ---------------------------------- ------------------- ------------

(1) The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc.(the "Fund") directors /officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2)      The address for each of the above  directors/officers    of the Fund is
         Reich & Tang Asset Management, LLC,600 Fifth Avenue,New York, NY 10020.

(3) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4)      Steven  W.  Duff and  Michael P.  Lydon are deemed  interested  persons
         of  the  Fund  due      to their   affiliation  with Reich & Tang Asset
         Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not                 CALIFORNIA
authorized for distribution to prospective  investors                      DAILY
in the Fund  unless  preceded  or  accompanied  by an                   TAX FREE
effective  prospectus,   which  includes  information                     INCOME
regarding   the  Fund's   objectives   and  policies,                  FUND, INC
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------




California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue                                              Annual Report
     New York, New York 10020                                  December 31, 2007


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA12/07A

--------------------------------------------------------------------------------

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by closed-end Management Investment Company and Affiliated Purchases

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holder

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.


 By (Signature and Title)*          /s/ Christine Manna
                                    -------------------
                                    Christine Manna, Secretary

Date: March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael P. Lydon
                                    ------------------
                                    Michael P. Lydon, President

Date: March 6, 2008

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer

Date: March 6, 2008

* Print the name and title of each signing officer under his or her signature.